UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Partners LLC

Address:  888 Seventh Avenue, Suite 1608
             New York, NY 10106


13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerrit de Jonge
Title:  Controller
Phone:  (212) 489-3388


Signature, Place and Date of Signing:


/s/ Gerrit de Jonge                New York, NY                   5/8/02
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $87,907,062.21



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN  2     COLUMN 3          COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP                         PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
American International
  Group                 Call             026874107          12,500.00      100       Call     Sole     None      100
American International
  Group                 Common Stock     026874107          86,568.00    1,200   SH           Sole     None    1,200
American International
  Group                 Put              026874107          42,000.00      100       Put      Sole     None      100
AmerisourceBergen Corp. Common Stock     03073E105000      936,806.00   13,700   SH           Sole     None   13,700
Amgen                   Common Stock     031162100       7,215,312.00  120,900   SH           Sole     None  120,900
Bard C R, Inc.          Call             067383109         145,000.00    1,000       Call     Sole     None    1,000
Bard C R, Inc.          Common Stock     067383109       2,066,750.00   35,000   SH           Sole     None   35,000
Baxter International
  Inc.                  Common Stock     71813125000         1,215.00   27,000   SH           Sole     None   27,000
Calif Fed Bank          Common Stock     130209604          48,300.00   16,100   SH           Sole     None   16,100
California Federal
  Bank - GL             Common Stock     130209703           7,395.00    8,700   SH           Sole     None    8,700
Cardinal Health         Common Stock     14149Y108000    2,796,054.25   39,375   SH           Sole     None   39,375
Carolina Power and
  Light                 Common Stock     743263105          19,740.00   47,000   SH           Sole     None   47,000
CenturyTel, Inc.        Common Stock     156700106       2,104,600.00   61,900   SH           Sole     None   61,900
Cia Nacional Telefonos
  de Vene               Common Stock     204421101       1,378,000.00  100,000   SH           Sole     None  100,000
Clear Channel
  Communications        Common Stock     184502102       4,950,783.00   96,300   SH           Sole     None   96,300
CNA Surety Corp.        Common Stock     12612l108         740,460.00   49,200   SH           Sole     None   49,200
Compaq                  Put              2044939pb          20,000.00      500       Put      Sole     None      500
Conoco                  Common Stock     208251504       9,069,144.00  310,800   SH           Sole     None  310,800
ExhoStar Communications Put              2787629rw          25,800.00    1,720       Put      Sole     None    1,720
Fargo Electronics       Common Stock     30744p102         906,250.00  125,000   SH           Sole     None  125,000
General Electric        Common Stock     369604103       1,498,000.00   40,000   SH           Sole     None   40,000
General Electric        Put              3696059ph          55,000.00      200       Put      Sole     None      200
General Electric        Put              3696049ps          23,000.00      200       Put      Sole     None      200
General Motors          Common Stock     370442832       2,209,235.00  134,300   SH           Sole     None  134,300
Haslemer NV             Common Stock     774991152         730,825.00   11,500   SH           Sole     None   11,500
Hollandsche Beton
  Groep NV              Common Stock     435990106       2,612,500.00  125,000   SH           Sole     None  125,000
Johnson & Johnson       Common Stock     478160104000    3,611,090.10   55,598   SH           Sole     None   55,598
Lucent                  Preferred Stock  549462208         483,750.00      500   SH           Sole     None      500
LYNX - Applied
  Biosystems            Common Stock     551812308             440.36      202   SH           Sole     None      202
Mcafee.com Corporation  Common Stock     579062100       4,117,500.00  250,000   SH           Sole     None  250,000
McGrath Rentcorp        Common Stock     580589109       3,905,250.00  127,000   SH           Sole     None  127,000
Nexfor Inc.             Common Stock     65333N100       2,037,270.00  230,200   SH           Sole     None  230,200
NRG Energy Inc          Common Stock     629377102       3,618,000.00  300,000   SH           Sole     None  300,000
Pan Canadian Energy
  Corp                  Common Stock     69831A107       4,891,064.00  103,100   SH           Sole     None  103,100
Park Bancorp Inc.       Common Stock     700164106          37,000.00    2,000   SH           Sole     None    2,000
Phillips Petroleum      Common Stock     718507106       4,446,240.00   70,800   SH           Sole     None   70,800
Pittsburgh Home Fin     Common Stock     725098107         333,222.00   23,700   SH           Sole     None   23,700
Powergen plc            Common Stock     738990001       3,580,500.00  465,000   SH           Sole     None  465,000
Rogers Wireless
  Communications        Common Stock     775315104         235,300.00   13,000   SH           Sole     None   13,000
Talarian Corp           Common Stock     874090103         912,000.00  190,000   SH           Sole     None  190,000
Tibco                   Put              88632Q103          11,250.00      225       Put      Sole     None      225
Trilon Financial Corp.
  CL A                  Common Stock     895903102      10,380,000.00  600,000   SH           Sole     None  600,000
TRW Inc.                Call             872649108         120,000.00      800       Call     Sole     None      800
TRW Inc.                Call             872649108          37,500.00    1,500       Call     Sole     None    1,500
TRW Inc.                Common Stock     872649108         581,611.00   11,300   SH           Sole     None   11,300
Tyco International      Call             902124106         150,000.00      500       Call     Sole     None      500
Tyco International      Call             902124106          40,000.00      800       Call     Sole     None      800
Tyco International      Call             902124106           2,500.00      500       Call     Sole     None      500
Tyco International      Common Stock     902124106       3,232,000.00  100,000   SH           Sole     None  100,000
Tyco International      Put              902124106          10,000.00    1,000       Put      Sole     None    1,000
Tyco International      Put              902124106          60,000.00    1,000       Put      Sole     None    1,000
U.S. Bancorp            Common Stock     902973304         972,680.50   42,925   SH           Sole     None   42,925
Veritas DGC Inc.        Common Stock     92343p107         197,847.00   11,700   SH           Sole     None   11,700
Yonkers Financial CB    Common Stock     986073104         201,810.00    7,000   SH           Sole     None    7,000

                                         Total:         87,907,062.21
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